CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 454,151	$ 5,051,445
Accounts receivable, net	2,231,040	2,241,247
Due from related party	315,473	304,614	$ 531,656
Prepaids and other current assets	265,723	141,203
Current assets from discontinued operations	0	626,898
Total current assets	3,266,387	8,365,407	3,020,967
Non-current assets
Long-term investments	749,800	0
Right-of-use assets, net	8,345	13,304	379,585
Intangible assets, net	7,680,004	8,785,000	10,995,000
Goodwill	4,916,694	4,916,694	4,916,694
Fixed assets, net	113,178	294,987
Non-Current assets from discontinued operations	0	37,627
Total assets	16,734,408	22,413,019	19,992,488
Current liabilities
Accounts payable and accrued liabilities	6,396,048	9,330,442	9,343,659
Deferred revenue		1,324,485	417,815
Due to related party	51,900	51,900	51,900
Operating lease liabilities	8,345	10,394	72,836
Financing lease liabilities	0	131,062	328,833
Factoring payable			179,007
Encompass Purchase Liability	400,000	650,000	263,918
Common stock issuance obligation	5,918	18,941	69,621
Current liabilities from discontinued operations	0	3,860,818
Total current liabilities	8,095,686	16,244,608	19,010,320
Non-current liabilities
Notes payable, less current portion, net of discount	781,581	593,941	593,941
SEPA liability	145,174	0
Operating lease liabilities, less current portion	0	2,910	269,338
Deferred revenue, net of current portion			69,999
Deferred tax liabilities, net	119,192	119,192	67,378
Total liabilities	9,141,633	16,960,651	20,010,976
Commitments and Contingencies	0	0
STOCKHOLDERS' EQUITY
Preferred stock, value		1	1
Common stock, value	70	41	20
Additional paid-in capital	91,762,416	87,869,049	67,685,364
Accumulated deficit	(84,169,712)	(82,416,723)	(67,703,873)
Total stockholders' equity	7,592,775	5,452,368	(18,488)
Total liabilities and stockholders’ equity	16,734,408	22,413,019	19,992,488
Related Party
Current liabilities
Loan payable, related party, net of discount	141,651	141,651
Convertible Notes, At Fair Value
Current liabilities
Notes payable, current portion	757,242	713,128
Revolving Credit Facility
Current liabilities
Loan payable, related party, net of discount		471,651	471,651
Line of credit	0	456,097	456,097
Equity Line of Credit
Current liabilities
Line of credit			80,000
Quantum Convertible Note
Current liabilities
Notes payable, current portion		351,307	3,248,000
September 2024 Convertible Note
Current liabilities
Notes payable, current portion			2,094,000
Exchange Note
Current liabilities
Notes payable, current portion			1,499,000
Reclassification Adjustment
Non-current liabilities
Notes payable, less current portion, net of discount		593,941
Reclassification Adjustment | Related Party
Current liabilities
Notes payable, net of discount	334,582	880,175
Previously Reported
Current assets
Cash		5,266,286	326,115
Accounts receivable, net		2,520,844	1,716,370
Prepaids and other current assets		273,663	446,826
Non-current assets
Fixed assets, net		332,614	680,242
Current liabilities
Accounts payable and accrued liabilities		11,536,775	9,343,659
Non-current liabilities
Notes payable, less current portion, net of discount		593,941
Previously Reported | Related Party
Current liabilities
Notes payable, net of discount		1,241,996	$ 433,983
Series A Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value	1	1
Series B Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value	$ 0	$ 0